Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	$ 3,594
Fair value assets, ending balance	4,553	$ 3,594
Fair value liabilities, beginning balance	1,548
Fair value liabilities, ending balance	2,347	1,548
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	152
Fair value assets, ending balance	151	152
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	334
Fair value assets, ending balance	397	334
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	0
Fair value assets, ending balance	15	0
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	25
Fair value assets, ending balance	7	25
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,530
Fair value assets, ending balance	1,874	1,530
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	651,710
Fair value assets, ending balance	759,410	651,710
Fair value liabilities, beginning balance	534,521
Fair value liabilities, ending balance	619,565	534,521
Recurring [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,204	2,155
Gains (losses) included in earnings	(139)	128
Gains (losses) included in OCI	86	(58)
Purchases (issuances)	522	526
Settlement (sales) and other	(453)	(223)
Transfers into Level 3	454	(160)
Transfers out of Level 3	(227)	(164)
Fair value assets, ending balance	2,447	2,204
Gains (losses) included in earnings for positions still held	130	269
Fair value liabilities, beginning balance	(158)	(177)
Gains (losses) included in earnings	1	(44)
Gains (losses) included in OCI	(3)	6
Purchases (issuances)	(120)	(191)
Settlement (sales) and other	34	59
Transfers into Level 3	(143)	(154)
Transfers out of Level 3	148	343
Fair value liabilities, ending balance	(241)	(158)
Gains (losses) included in earnings for positions still held	19	29
Recurring [member] | Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	506	522
Gains (losses) included in OCI	61	15
Purchases (issuances)	11	5
Settlement (sales) and other	(1)	2
Transfers into Level 3	37
Transfers out of Level 3	(38)	(38)
Fair value assets, ending balance	576	506
Recurring [member] | Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	20	27
Gains (losses) included in OCI	8	(7)
Fair value assets, ending balance	28	20
Recurring [member] | Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	152	160
Gains (losses) included in OCI	2	(12)
Settlement (sales) and other		4
Transfers out of Level 3	(3)
Fair value assets, ending balance	151	152
Recurring [member] | Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	334	335
Gains (losses) included in OCI	51	34
Purchases (issuances)	11	5
Settlement (sales) and other	(1)	(2)
Transfers into Level 3	37
Transfers out of Level 3	(35)	(38)
Fair value assets, ending balance	397	334
Recurring [member] | Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(635)	(588)
Gains (losses) included in earnings	(187)	84
Gains (losses) included in OCI	(5)	(1)
Purchases (issuances)	17	5
Settlement (sales) and other	64	(109)
Transfers into Level 3	(13)	(4)
Transfers out of Level 3	(100)	(22)
Fair value assets, ending balance	(859)	(635)
Gains (losses) included in earnings for positions still held	(16)	84
Recurring [member] | Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	47	22
Gains (losses) included in earnings	(103)	14
Gains (losses) included in OCI	(2)
Purchases (issuances)	(22)	38
Settlement (sales) and other	3	(25)
Transfers into Level 3	5	7
Transfers out of Level 3	(60)	(9)
Fair value assets, ending balance	(132)	47
Gains (losses) included in earnings for positions still held	(90)	1
Recurring [member] | Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(393)	(301)
Gains (losses) included in earnings	165	(20)
Gains (losses) included in OCI	(34)	11
Purchases (issuances)	(245)	(142)
Settlement (sales) and other	70	102
Transfers into Level 3	(406)	(276)
Transfers out of Level 3	58	233
Fair value assets, ending balance	(785)	(393)
Gains (losses) included in earnings for positions still held	271	(10)
Recurring [member] | Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	20	40
Purchases (issuances)	25	6
Settlement (sales) and other	(11)	(26)
Transfers into Level 3	19
Fair value assets, ending balance	53	20
Recurring [member] | Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		53
Gains (losses) included in earnings		(39)
Gains (losses) included in OCI	1	(2)
Purchases (issuances)	15
Settlement (sales) and other	(1)	(12)
Fair value assets, ending balance	15
Recurring [member] | Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,077	1,070
Gains (losses) included in earnings	(25)	(5)
Gains (losses) included in OCI	(37)	(19)
Purchases (issuances)	407	264
Settlement (sales) and other	(466)	(8)
Transfers into Level 3	802	73
Transfers out of Level 3	(66)	(298)
Fair value assets, ending balance	1,692	1,077
Gains (losses) included in earnings for positions still held	(78)	30
Recurring [member] | Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,582	1,337
Gains (losses) included in earnings	11	94
Gains (losses) included in OCI	102	(62)
Purchases (issuances)	314	350
Settlement (sales) and other	(111)	(147)
Transfers into Level 3	10	40
Transfers out of Level 3	(21)	(30)
Fair value assets, ending balance	1,887	1,582
Gains (losses) included in earnings for positions still held	43	164
Recurring [member] | Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	25	44
Gains (losses) included in OCI	2	(2)
Settlement (sales) and other	(23)	(17)
Fair value assets, ending balance	4	25
Gains (losses) included in earnings for positions still held		1
Recurring [member] | Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	2
Fair value assets, ending balance	2	2
Recurring [member] | Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	25	30
Gains (losses) included in earnings	(3)	(2)
Purchases (issuances)		12
Settlement (sales) and other	(6)	(5)
Transfers into Level 3	9	14
Transfers out of Level 3	(18)	(24)
Fair value assets, ending balance	7	25
Gains (losses) included in earnings for positions still held		(1)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,530	1,261
Gains (losses) included in earnings	14	96
Gains (losses) included in OCI	100	(60)
Purchases (issuances)	314	338
Settlement (sales) and other	(82)	(125)
Transfers into Level 3	1	26
Transfers out of Level 3	(3)	(6)
Fair value assets, ending balance	1,874	1,530
Gains (losses) included in earnings for positions still held	43	164
Recurring [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(151)	(139)
Gains (losses) included in earnings	2	(66)
Gains (losses) included in OCI	(3)	5
Purchases (issuances)	(120)	(191)
Settlement (sales) and other	26	51
Transfers into Level 3	(143)	(154)
Transfers out of Level 3	148	343
Fair value liabilities, ending balance	(241)	(151)
Gains (losses) included in earnings for positions still held	19	6
Recurring [member] | Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(7)	(38)
Gains (losses) included in earnings	(1)	22
Gains (losses) included in OCI		1
Settlement (sales) and other	$ 8	8
Fair value liabilities, ending balance		(7)
Gains (losses) included in earnings for positions still held		$ 23